PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

5.PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	At December 31,
	2014	2015
	$	$
Buildings	214,327,475	244,321,889
Plant and machinery	991,407,500	1,122,738,331
Solar energy projects	324,703,525	704,107,567
Motor vehicles	3,753,834	4,011,594
Electronic equipment, furniture and fixtures	111,238,698	119,686,093

	1,645,431,032	2,194,865,474
Less: Accumulated depreciation	(517,481,282)	(651,156,298)

	1,127,949,750	1,543,709,176
Construction in progress	125,592,941	318,426,324

Property, plant and equipment, net	1,253,542,691	1,862,135,500

Depreciation of property, plant and equipment was $115,964,302, $107,185,306 and $133,956,509 for the years ended December 31, 2013, 2014 and 2015, respectively.

As of December 31, 2014 and 2015, the carrying amounts of the Company’s property, plant and equipment acquired under capital leases were as follows:

	2014	2015
	$	$
Plant and machinery	—	35,492,129
Less: Accumulated depreciation	—	(243,627)

	—	35,248,502

As of December 31, 2014 and 2015, solar energy projects under construction that the Company expects to operate upon completion of construction totalled $66,733,408 and $126,826,560, respectively, which are recorded in construction in progress. The remaining balance of construction in progress primarily represents the construction of new plants that include several new production lines and machinery under installation. As of December 31, 2014 and 2015, accumulated depreciation for the solar energy projects was $5,959,559 and $23,040,017, respectively.

As of December 31, 2014 and 2015, the Company has pledged property, plant and equipment with a total carrying amount of $563,550,148 and $675,674,184, respectively, to secure bank borrowings (see Note 10).